Prepaid Expenses	12 Months Ended
Dec. 31, 2022
Prepayments and accrued income other than contract assets [abstract]
Prepaid Expenses
11 Prepaid expenses

	12/31/2022	12/31/2021
Rents	26,888	54,327
Advertising and publicity	49,426	28,410
Insurance premiums	48,584	26,917
Software maintenance	26,114	19,863
Employee benefits	6,923	8,362
IPVA and IPTU	1,195	1,553
Contribution - private pension fund (see Note 21.a)	18,204	19,831
Other prepaid expenses	21,178	10,129
	198,512	169,392
Current	123,699	98,024
Non-current	74,813	71,368